Contingencies	3 Months Ended
Mar. 31, 2014
Commitments And Contingencies Disclosure [Abstract]
Contingencies

NOTE 10—CONTINGENCIES

Insurance Reserves

Holdings purchases insurance policies for workers’ compensation, automobile and product and general liability. These policies include high deductibles for which Holdings is responsible. These deductibles are estimated and recorded as expenses in the period incurred. Estimates of these expenses are updated each quarter and are adjusted accordingly. These estimates are subject to substantial uncertainty because of several factors that are difficult to predict, including actual claims experience, regulatory changes, litigation trends and changes in inflation. Estimated unpaid losses for which Holdings is responsible are included in the interim unaudited condensed consolidated balance sheets in accrued expenses and other current liabilities.

Environmental

Holdings is subject to a variety of federal, state, local and foreign environmental, health and safety laws and regulations, including those governing the discharge of pollutants into the air or water, the management and disposal of hazardous substances or wastes, and the cleanup of contaminated sites. UCI International or its predecessors have been identified as a potentially responsible party, or is otherwise currently responsible, for contamination at five sites, including a former facility in Edison, New Jersey (the “New Jersey Site”), and at a previously owned site in Solano County, California (the “California Site”). Both sites involve the investigation of chlorinated solvent contamination. Based on currently available information, management believes that the cost of the ultimate outcome of the environmental matters related to the New Jersey Site and the California Site will not exceed the $1.3 million accrued at March 31, 2014 by a material amount, if at all. However, because all investigation and analysis has not yet been completed and due to inherent uncertainty in such environmental matters, it is possible that the ultimate outcome of these matters could have a material adverse effect on the results of operations for a single quarter.

In addition to the two matters discussed above, UCI International or its predecessors have been named as a potentially responsible party at a third-party waste disposal site in Calvert City, Kentucky, a former manufacturing site and at an EPA Superfund site in Mayville, Wisconsin. As of March 31, 2014, UCI International had reserves of $0.1 million for settlement and remediation costs of these sites, the majority of which is anticipated to be spent in the next year. On April 16, 2014, Holdings reached a settlement agreement for the Mayville, Wisconsin site for less than $0.1 million. Accruals as of March 31, 2014 are sufficient to cover the settlement.

As of March 31, 2014, environmental liability accruals of $1.0 million and $0.4 million are recorded in accrued expenses and other current liabilities and other long-term liabilities, respectively, in the interim unaudited condensed consolidated balance sheet. As of December 31, 2013, environmental liability accruals of $1.0 million and $0.5 million are recorded in accrued expenses and other current liabilities and other long-term liabilities, respectively, in the interim unaudited condensed consolidated balance sheet.

Antitrust Litigation

Starting in 2008, UCI and Champion Laboratories, Inc. (“Champion”) were named as defendants in class actions on behalf of all persons that purchased aftermarket filters in the U.S. directly from the defendants, from 1999. Others actions were putative class actions on behalf of all persons who acquired indirectly aftermarket filters manufactured and/or distributed by one or more of the defendants, beginning in 1999. The complaints (collectively, the “U.S. Actions”) sought treble damages, an injunction against future violations, costs and attorney’s fees. Also in 2008, Champion, but not UCI, was named as a defendant in two separate complaints in Ontario and Quebec (the “Ontario Action” and the “Quebec Action”, respectively, and, collectively, the “Canadian Actions”). The complaints included allegations similar to those in the U.S. Actions, and were brought as putative class actions on behalf of all persons in Canada that purchased aftermarket filters directly or indirectly from the defendants, beginning in 1999.

U.S. Actions

On February 9, 2012, the parties announced that Champion and two other defendants had reached an agreement in principle with all plaintiffs to settle the U.S. Actions. During 2012, the settlement agreement was executed, approved by the court, paid and finalized.

Canadian Actions

In 2008, Champion, but not UCI, was named as one of five defendants in the Quebec Action and as one of 14 defendants in the Ontario Action. The Quebec Action alleges conspiracy violations under the Canadian Competition Act and violations of the obligation to act in good faith related to the sale of aftermarket filters. The Ontario Action alleges civil conspiracy, intentional interference with economic interests, and conspiracy violations under the Canadian Competition Act related to the sale of aftermarket filters.

On September 12, 2013, all defendants executed a settlement agreement with all plaintiffs in the Canadian Actions. The Ontario Court granted preliminary approval of the settlement with respect to the Ontario Action on October 3, 2013, which was recorded and paid by Champion to a trust account for the benefit of the settlement class members in the Canadian Actions during the year ended December 31, 2013. The settlement of the Ontario Action was approved by the court in January 2014. A hearing on approval of the settlement of the Quebec Action was held in January 2014, but the court did not make a ruling on the settlement at that time.

During each of the three months ended March 31, 2014 and 2013, Holdings incurred post-trial costs of less than $0.1 million, related to the Canadian Actions, which are included in selling, general and administrative in the interim unaudited condensed consolidated statements of comprehensive income (loss).

Patent Litigation

Champion was named as a defendant in a complaint filed by Hengst of North America, Inc. (“Hengst”), on August 23, 2013 in the United States District Court for the District of South Carolina, Columbia Division, pursuant to which Hengst claims that certain of Champion’s products infringe on a Hengst patent. On February 14, 2014, Champion and Hengst reached a settlement of this litigation. During the three months ended March 31, 2014, Champion made scheduled payments of $0.9 million. The remainder of the payments will be made as follows: $0.25 million each on or before July 1, 2014 and October 1, 2014, and $0.2 million on or before July 1 of each year 2015 through 2018.

Product Recall

In January 2014, Holdings was notified by one of its customers that the customer was recalling certain defective parts manufactured by one of Holdings’ U.S. subsidiaries. As of March 31, 2014, Holdings had reserves of $0.6 million for the estimated costs of the recall in the interim unaudited condensed consolidated balance sheet, which were recorded as of December 31, 2013. The estimate included costs of replacement parts and labor and other costs associated with the recall.

During the year ended December 31, 2012, Holdings recalled certain defective products manufactured by its Chinese operations and distributed by its Spanish subsidiary. During the three months ended March 31, 2014, Holdings did not record any additional provision for this matter. As of March 31, 2014, Holdings had paid $1.0 million (€0.7 million) of costs related to this matter and a remaining accrual of $0.1 million (€0.1 million) is recorded in the interim unaudited condensed consolidated balance sheet. Holdings believes that it has insurance coverage for a significant percentage of the costs related to this matter. As of March 31, 2014, Holdings has filed claims totaling $1.0 million (€0.7 million) with its insurance carrier and received reimbursement for claims and product recall costs totaling $0.9 million (€0.6 million), including $0.1 million (€0.1 million) received during the three months ended March 31, 2014, under its insurance coverage, which was recorded in warranty expenses.

Other Litigation

Holdings is subject to various other contingencies, including routine legal proceedings and claims arising out of the normal course of business. These proceedings primarily involve commercial claims, product liability claims, personal injury claims and workers’ compensation claims. The outcome of these lawsuits, legal proceedings and claims cannot be predicted with certainty. Nevertheless, Holdings believes that the outcome of any of these currently existing proceedings, even if determined adversely, would not have a material adverse effect on its financial condition or results of operations.